Relevant events of the year (Details Narrative) - ARS ($) $ in Millions		1 Months Ended	12 Months Ended
	Sep. 14, 2020	Jun. 18, 2021	Jun. 30, 2021
Statement [Line Items]
Description of estimator of economic activity			In May 2021, the Monthly Economic Activity Estimator (“EMAE” in Spanish) reported by the National Institute of Statistics and Censuses (“INDEC” in Spanish), registered a variation of 13.6% compared to the same month of 2020, and (2.0%) compared to the previous month
Inflation percentage			47.30%
IRSA Propiedades Comerciales [Member]
Statement [Line Items]
Cancelled amount	$ 140
ARS [member]
Statement [Line Items]
Share premium of relevant			9,660
Share capital increase			53,997,000,000
Adjustment of share capital reserve			3,391,000,000
Special reserve			9,164
Reserve for future dividends			31,632,000,000
Special reserve for CNV Resoluation			150,000,000
Integration of legal reserve			854,000,000
Dividend amount			9,700,000,000
Integration of special reserve			6,535,000,000
Catalinas [Member]
Statement [Line Items]
Transaction price of sale bill		$ 7
Advanced payment received		$ 2